Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment, net consisted of the following (in thousands):

	June 30,	December 31,
	2023	2022
Lab equipment	$9,454	$8,707
Leasehold improvements	9,311	8,929
Office equipment and computers	1,717	1,577
Fixtures and fittings	1,078	1,040
	21,560	20,253
Less: Accumulated depreciation	(10,611)	(7,854)
	$10,949	$12,399